Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 23 – Related Party and Other Transactions

 (a) The Cash Store Australia Holdings Inc.

During the year, the Company provided administrative services to AUC. The Company had a services agreement with AUC to provide ongoing services such as financial and accounting support, administrative services, and the use of the Company’s information technology and telecommunication systems. The agreement expired on June 30, 2012 and included a 90 day transition period.

Included in selling, general, and administrative expenses is a recovery of $284 (2011 - $363, 2010 - $362) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount. As at September 30, 2012, the Company has a $3 (2011 - $16) receivable from AUC. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment. The receivable was repaid subsequent to year-end.

(b) RTF Financial Holdings Inc.

The Company had a services agreement with RTF to provide ongoing services such as financial and accounting support and contracts administrative services. The agreement expired on June 30, 2012 and included a 90 day transition period.

Included in selling, general, and administrative expenses is a recovery of $140 (2011 - $240, 2010 - $120) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount.

As at September 30, 2012, the Company has a $nil (2011 - $45) receivable from RTF. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment.

(c) Third-party Lenders (restated)

(i)

A privately held entity that raises capital and provides advances to the Company’s customers (third-party lender) is controlled by the father of Cameron Schiffner, the Senior Vice President of Operations of the Company. In addition, Cameron Schiffner’s brother was a member of management of AUC and is a member of management of the third-party lender. The Company’s relationship with the third-party lender predates Cameron Schiffner’s employment with the Company. Included in retention payments are $4,185 (2011 - $11,674, 2010 - $13,531) of amounts paid or payable directly to this third-party lender. As at September 30, 2012, included in accrued liabilities is $659 (September 30, 2011 - $2,281) due to the third-party lender. This amount has been included in the Company’s restricted cash balance as at September 30, 2012. During the year, the Company transferred consumer loans receivable, net of the provision for loan losses, of $3,914 to this third-party lender for consideration of $3,914. The Company’s contingent risk in this third-party lender’s loan portfolio totalled $7,240 as at September 30, 2012 (September 30, 2011 - $44,967).

As part of the acquisition of the short-term advances portfolio on January 31, 2012 as described in Note 4, $45,520 of the total purchase consideration was paid to this third-party lender, of which $14,407 is an estimate of this third-party lender’s proportionate share of the expense to settle pre-existing relationships, which was approximated based on the proportion of the consideration paid to each third-party lender. The acquisition agreement was signed on behalf of the third-party lender by Cameron Schiffner’s brother.

(ii)

An immediate family member of Michael Shaw, a Director of the Company, advanced funds to a privately held syndicate that raised capital and provided loans to the Company’s customers (third-party lender) and acted as a third-party lender prior to the acquisition of the consumer loans portfolio on January 31, 2012. The Company’s relationship with the third-party lender predates Michael Shaw’s directorship with the Company. Bruce Hull, who is a director of AUC, also advanced funds to this third-party lender. There have been no transactions between the Company and this third-party lender subsequent to January 31, 2012. Included in retention payments are $1,377 (2011 - $4,801, 2010 - $6,186) of amounts paid or payable directly to this third-party lender. As at September 30, 2012, included in accrued liabilities is $nil (September 30, 2011 - $1,257) due to this third-party lender. The Company’s contingent risk in this third-party lender’s loan portfolio totalled $nil as at September 30, 2012 (September 30, 2011 - $19,166).

(ii)

As part of the acquisition of the short-term advances portfolio on January 31, 2012 as described in Note 4, $23,944 of the total purchase consideration was paid to this third-party lender of which $12,885 was settled by the issuance of the Notes. $7,578 is an estimate of this third-party lender’s proportionate share of the expense to settle pre-existing relationships which was approximated based on the proportion of the consideration paid to each third-party lender.

(iii)

A privately held entity that began acting as a third-party lender after January 31, 2012 is controlled by Bruce Hull. Included in retention payments are $36 (2011 - $nil, 2010 - $nil) of amounts paid or payable directly to this third third-party lender. As at September 30, 2012, included in accrued liabilities is $166 (September 30, 2011 - $nil) due to this third-party lender. This amount has been included in the Company’s restricted cash balance. The Company’s contingent risk in this third-party lender’s loan portfolio totalled $171 as at September 30, 2012 (September 30, 2011 - $nil).

All transactions with third-party lenders have been measured at the exchange amount, which is the amount of consideration agreed to by the Company and the third-party lenders.